RELATED PARTY BALANCE AND TRANSACTIONS - Schedule of Related Party Expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Related Party Transactions [Abstract]
Directors and management fees	$ 146	$ 167	$ 169